RS - Summary of Remuneration of Supervisory Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	€ 149,410	€ 165,010
Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	91,284	89,084
Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	72,484	74,684
Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	100,126	102,126
Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	40,640	0
Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	39,702	96,084
Krisja Vermeylen [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	89,284	98,884
Supervisory board [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	582,930	625,872
Fixed compensation [member] | Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	104,210	104,210
Fixed compensation [member] | Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	57,284	57,284
Fixed compensation [member] | Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	45,284	45,284
Fixed compensation [member] | Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	70,926	70,926
Fixed compensation [member] | Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	28,240	0
Fixed compensation [member] | Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	19,302	51,284
Fixed compensation [member] | Krisja Vermeylen [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	57,284	57,284
Fixed compensation [member] | Supervisory board [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	382,530	386,272
Attendance fee [member] | Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	45,200	60,800
Attendance fee [member] | Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	34,000	31,800
Attendance fee [member] | Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	27,200	29,400
Attendance fee [member] | Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	29,200	31,200
Attendance fee [member] | Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	12,400	0
Attendance fee [member] | Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	20,400	44,800
Attendance fee [member] | Krisja Vermeylen [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	32,000	41,600
Attendance fee [member] | Supervisory board [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	€ 200,400	€ 239,600